CARILLON SERIES TRUST
Carillon Chartwell Income Fund

SUPPLEMENT DATED MARCH 1, 2024
TO THE SUMMARY PROSPECTUS DATED MAY 1, 2023,
AS PREVIOUSLY AMENDED OR SUPPLEMENTED

At meetings held on February 15 and 16, 2024, the Board of Trustees (“Board”) of Carillon Series Trust (“Trust”) approved, based upon the recommendation of Carillon Tower Advisers, Inc. (“Carillon Tower”) and Chartwell Investment Partners, LLC (“Chartwell,” and collectively with Carillon Tower, “Carillon”): (1) a change in the name of the Carillon Chartwell Income Fund (the “Fund”) to the Carillon Chartwell Real Income Fund; (2) changes to the Fund’s non-fundamental investment objectives; and (3) changes to the Fund’s principal investment strategies and principal risks.

Additional information regarding the foregoing changes is provided below:

Effective April 26, 2024, the Fund’s Summary Prospectus is amended as follows:

a.	All references to the “Carillon Chartwell Income Fund” are deleted and replaced with references to the “Carillon Chartwell Real Income Fund.”

b.	On page 1 of the Summary Prospectus, the “Investment objective” section is deleted in its entirety and replaced with the following:

Investment objective | The Carillon Chartwell Real Income Fund’s (“Real Income” or the “fund”) investment objectives are to provide investors with current income and preserve inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle.

c.	On page 2 of the Summary Prospectus, the “Principal investment strategies” section is deleted in its entirety and replaced with the following:

Principal investment strategies | The fund seeks to achieve its investment objectives by investing in income producing securities.  Under normal circumstances, the fund intends to invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). TIPS are publicly issued, dollar denominated U.S. Government securities issued by U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI).  Their payments are supported by the full faith and credit of the United States.  In selecting TIPS and other inflation-indexed debt securities, including those issued by the U.S. and non-U.S. government, their agencies or instrumentalities, the sub-adviser implements a relative value strategy based on the sub-adviser’s outlook for inflation and inflation-adjusted interest rates (real interest rates).  The fund may invest in TIPS and other inflation-indexed debt securities and fixed income securities of any maturity.  However, the fund’s average effective duration is expected to range from three to seven years.  Duration is a measure of a debt security’s sensitivity to changes in interest rates.  For example, the price of a security with a seven-year duration would be expected to decline by approximately 7% in response to a 1% increase in interest rates.

In addition to inflation-indexed debt securities, the fund may invest in other types of U.S. Treasury bills, bonds and notes, debt securities issued by U.S. Government agencies, corporate bonds, preferred stocks, mortgage-backed securities, asset-backed securities, master limited partnerships (“MLPs”), below investment grade securities, common stocks of mid- and large-capitalization companies and natural resources and precious metals  companies, including dividend-paying securities, and securities issued by real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The fund’s investments may include ETFs that invest in natural resources and precious metals companies and gold and silver directly, which the sub-adviser believes over the long term tend to be less correlated to the equity and fixed income markets and may help to reduce the fund’s overall volatility. Certain of the fund’s investments in corporate bonds and preferred stocks may be convertible into common stocks. The sub-adviser also may purchase bonds and preferred stocks in private transactions that qualify under Rule 144A of the Securities Act of 1933 (the “1933 Act”). Additionally, the sub-adviser may purchase securities that are not registered under the 1933 Act including Section 4(a)(2) securities and Rule 144A securities, which are subject to restrictions on resale, and securities issued in non-U.S. markets subject to similar regulations.

The sub-adviser selects corporate bonds and securitized products primarily on the basis of relative value and current yield and secondarily on the basis of anticipated long term return. The sub-adviser seeks to invest in the debt securities of companies that it believes will experience stable or improving credit profiles, and selects debt securities for the fund’s portfolio by analyzing a security’s historical and relative yield spreads, as well as its credit quality, structure, maturity and liquidity.  When selecting corporate bonds and securitized products, such as mortgage-backed securities and asset-backed securities, the sub-adviser also will consider the rating the bond has received from Standard & Poor’s Ratings Services, a division of McGraw Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings Ltd. (“Fitch”) or Morningstar DRBS (“Morningstar”). The sub-adviser may invest in fixed income securities of any credit rating including below investment grade securities. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s, or in the BBB- or higher categories by S&P Fitch or Morningstar or, if unrated by S&P, Moody’s, Fitch or Morningstar, determined by the sub-adviser to be of comparable credit quality. Below-investment grade securities, commonly referred to as “junk bonds” or “high yield securities,” are securities rated below investment grade by at least one of Moody’s, S&P,  Fitch  or Morningstar (or, if unrated, determined by the sub-adviser to be of comparable credit quality).

The sub-adviser’s investment approach seeks to identify companies with favorable valuations, margin improvement, product innovations and visionary management teams.  The fund may invest up to 15% of its net assets in common stocks and in preferred stocks. Preferred stocks are generally selected based on one of two criteria: (1) preferred stocks that the sub-adviser believes are offering an above average yield, in comparison to other preferred stocks of the same quality; and (2) preferred stocks that the sub-adviser believes offer the potential for capital appreciation due to the business prospects of the issuers.

d.	On page 3 of the Summary Prospectus, in the “Principal risks” section, the following changes are made:

1.	The following is added as the first Principal Risk, immediately after the first paragraph:

Inflation-indexed debt securities risk is the risk that inflation-indexed debt securities, including Treasury Inflation Protected Securities (“TIPS”), will be adversely affected by changes in real interest rates, which are market interest rates that are adjusted for inflation.  The prices of inflation-indexed debt securities tend to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-indexed debt securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. If an inflation index rate declines, the principal value and interest payable on an inflation-indexed security also will decline, adversely affecting the fund’s investment. There can be no assurance that an inflation index will accurately measure the real rate of inflation in the prices of goods and services. The fund’s investments in inflation-indexed investments may lose value in the event that the actual rate of inflation is different from the rate of the inflation index;
2.
“Interest rate risk” and “Equity securities” are moved to the second and third risks, respectively, with “Market risk” and “Callable securities risk” moved to a lower point in the list, in alphabetical order.

2

3.	“Municipal securities risk” and “Small-cap company risk” are deleted in their entirety.

4.	The following is added immediately after “Mortgage- and asset-backed security risk”:

Natural resources and precious metals risk is the risk that the fund’s investments in companies in natural resources and precious metals businesses and ETFs that invest in these companies or directly in precious metals are more vulnerable to price movements of natural resources and other factors that particularly affect those types of businesses. These investments may be adversely affected by numerous factors, including changes in supply of, or demand for, various natural resources, changes in energy prices, international political and economic developments, economic conditions in large importation countries, import controls, civil conflict, natural or man-made disasters, actions to address climate change or other environmental factors, energy conservation, the success of exploration projects, fluctuation and changes in commodity or other raw material prices, production spending, increased competition, technological developments, and tax and other government regulation and intervention;
5.	In “Investing in other investment companies, including ETFs,” the first sentence is deleted and replaced with the following:

Investing in other investment companies, including ETFs, carries with it the risk that, by investing in another investment company, the fund will be exposed to the risks of the types of investments in which the investment company invests, such as natural resources and precious metals companies and direct investments in gold and silver.

* * * * *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS FOR FUTURE REFERENCE

3

CARILLON SERIES TRUST
Carillon Chartwell Income Fund

SUPPLEMENT DATED MARCH 1, 2024
TO THE PROSPECTUS DATED MAY 1, 2023,
AS PREVIOUSLY AMENDED OR SUPPLEMENTED

At meetings held on February 15 and 16, 2024, the Board of Trustees (“Board”) of Carillon Series Trust (“Trust”) approved, based upon the recommendation of Carillon Tower Advisers, Inc. (“Carillon Tower”) and Chartwell Investment Partners, LLC (“Chartwell,” and collectively with Carillon Tower, “Carillon”): (1) a change in the name of the Carillon Chartwell Income Fund (the “Fund”) to the Carillon Chartwell Real Income Fund; (2) changes to the Fund’s non-fundamental investment objectives; and (3) changes to the Fund’s principal investment strategies and principal risks.

Additional information regarding the foregoing changes is provided below:

Effective April 26, 2024, the Fund’s Prospectus is amended as follows:

a.	All references to the “Carillon Chartwell Income Fund” are deleted and replaced with references to the “Carillon Chartwell Real Income Fund.”

b.	On page 1 of the Prospectus, the “Summaries—Carillon Chartwell Income Fund—Investment objective” section is deleted in its entirety and replaced with the following:

Investment objective | The Carillon Chartwell Real Income Fund’s (“Real Income” or the “fund”) investment objectives are to provide investors with current income and preserve inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle.

c.	On page 2 of the Prospectus, the “Summaries—Carillon Chartwell Income Fund—Principal investment strategies” section is deleted in its entirety and replaced with the following:

Principal investment strategies | The fund seeks to achieve its investment objectives by investing in income producing securities.  Under normal circumstances, the fund intends to invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). TIPS are publicly issued, dollar denominated U.S. Government securities issued by U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI).  Their payments are supported by the full faith and credit of the United States.  In selecting TIPS and other inflation-indexed debt securities, including those issued by the U.S. and non-U.S. government, their agencies or instrumentalities, the sub-adviser implements a relative value strategy based on the sub-adviser’s outlook for inflation and inflation-adjusted interest rates (real interest rates).  The fund may invest in TIPS and other inflation-indexed debt securities and fixed income securities of any maturity.  However, the fund’s average effective duration is expected to range from three to seven years.  Duration is a measure of a debt security’s sensitivity to changes in interest rates.  For example, the price of a security with a seven-year duration would be expected to decline by approximately 7% in response to a 1% increase in interest rates.

In addition to inflation-indexed debt securities, the fund may invest in other types of U.S. Treasury bills, bonds and notes, debt securities issued by U.S. Government agencies, corporate bonds, preferred stocks, mortgage-backed securities, asset-backed securities, master limited partnerships (“MLPs”), below investment grade securities, common stocks of mid- and large-capitalization companies and natural resources and precious metals  companies, including dividend-paying securities, and securities issued by real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The fund’s investments may include ETFs that invest in natural resources and precious metals companies and gold and silver directly, which the sub-adviser believes over the long term tend to be less correlated to the equity and fixed income markets and may help to reduce the fund’s overall volatility. Certain of the fund’s investments in corporate bonds and preferred stocks may be convertible into common stocks. The sub-adviser also may purchase bonds and preferred stocks in private transactions that qualify under Rule 144A of the Securities Act of 1933 (the “1933 Act”). Additionally, the sub-adviser may purchase securities that are not registered under the 1933 Act including Section 4(a)(2) securities and Rule 144A securities, which are subject to restrictions on resale, and securities issued in non-U.S. markets subject to similar regulations.

The sub-adviser selects corporate bonds and securitized products primarily on the basis of relative value and current yield and secondarily on the basis of anticipated long term return. The sub-adviser seeks to invest in the debt securities of companies that it believes will experience stable or improving credit profiles, and selects debt securities for the fund’s portfolio by analyzing a security’s historical and relative yield spreads, as well as its credit quality, structure, maturity and liquidity.  When selecting corporate bonds and securitized products, such as mortgage-backed securities and asset-backed securities, the sub-adviser also will consider the rating the bond has received from Standard & Poor’s Ratings Services, a division of McGraw Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings Ltd. (“Fitch”) or Morningstar DRBS (“Morningstar”). The sub-adviser may invest in fixed income securities of any credit rating including below investment grade securities. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s, or in the BBB- or higher categories by S&P Fitch or Morningstar or, if unrated by S&P, Moody’s, Fitch or Morningstar, determined by the sub-adviser to be of comparable credit quality. Below-investment grade securities, commonly referred to as “junk bonds” or “high yield securities,” are securities rated below investment grade by at least one of Moody’s, S&P,  Fitch  or Morningstar (or, if unrated, determined by the sub-adviser to be of comparable credit quality).

The sub-adviser’s investment approach seeks to identify companies with favorable valuations, margin improvement, product innovations and visionary management teams.  The fund may invest up to 15% of its net assets in common stocks and in preferred stocks. Preferred stocks are generally selected based on one of two criteria: (1) preferred stocks that the sub-adviser believes are offering an above average yield, in comparison to other preferred stocks of the same quality; and (2) preferred stocks that the sub-adviser believes offer the potential for capital appreciation due to the business prospects of the issuers.

d.	On page 2 of the Prospectus, in the “Summaries—Carillon Chartwell Income Fund—Principal risks” section, the following changes are made:

1.	The following is added as the first Principal Risk, immediately after the first paragraph:

Inflation-indexed debt securities risk is the risk that inflation-indexed debt securities, including Treasury Inflation Protected Securities (“TIPS”), will be adversely affected by changes in real interest rates, which are market interest rates that are adjusted for inflation.  The prices of inflation-indexed debt securities tend to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-indexed debt securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. If an inflation index rate declines, the principal value and interest payable on an inflation-indexed security also will decline, adversely affecting the fund’s investment. There can be no assurance that an inflation index will accurately measure the real rate of inflation in the prices of goods and services. The fund’s investments in inflation-indexed investments may lose value in the event that the actual rate of inflation is different from the rate of the inflation index;

2.
“Interest rate risk” and “Equity securities” are moved to the second and third risks, respectively, with “Market risk” and “Callable securities risk” moved to a lower point in the list, in alphabetical order.

3.	“Municipal securities risk” and “Small-cap company risk” are deleted in their entirety.

4.	The following is added immediately after “Mortgage- and asset-backed security risk”:

Natural resources and precious metals risk is the risk that the fund’s investments in companies in natural resources and precious metals businesses and ETFs that invest in these companies or directly in precious metals are more vulnerable to price movements of natural resources and other factors that particularly affect those types of businesses. These investments may be adversely affected by numerous factors, including changes in supply of, or demand for, various natural resources, changes in energy prices, international political and economic developments, economic conditions in large importation countries, import controls, civil conflict, natural or man-made disasters, actions to address climate change or other environmental factors, energy conservation, the success of exploration projects, fluctuation and changes in commodity or other raw material prices, production spending, increased competition, technological developments, and tax and other government regulation and intervention;
5.	In “Investing in other investment companies, including ETFs,” the first sentence is deleted and replaced with the following:

Investing in other investment companies, including ETFs, carries with it the risk that, by investing in another investment company, the fund will be exposed to the risks of the types of investments in which the investment company invests, such as natural resources and precious metals companies and direct investments in gold and silver.
e.	On page 33 of the Prospectus, in the “Additional Information Regarding Investment Strategies” section, the sub-section related to the Fund is deleted and replaced with the following:

Carillon Chartwell Real Income Fund | The fund seeks to achieve its investment objectives by investing in income producing securities.  Under normal circumstances, the fund intends to invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). TIPS are publicly issued, dollar denominated U.S. Government securities issued by U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index, or CPI).  Their payments are supported by the full faith and credit of the United States.  In selecting TIPS and other inflation-indexed debt securities, including those issued by the U.S. and non-U.S. government, their agencies or instrumentalities, the sub-adviser implements a relative value strategy based on the sub-adviser’s outlook for inflation and inflation-adjusted interest rates (real interest rates).  The fund may invest in TIPS and other inflation-indexed debt securities and fixed income securities of any maturity.  However, the fund’s average effective duration is expected to range from three to seven years.  Duration is a measure of a debt security’s sensitivity to changes in interest rates.  For example, the price of a security with a seven-year duration would be expected to decline by approximately 7% in response to a 1% increase in interest rates.

In addition to inflation-indexed debt securities, the fund may invest in other types of U.S. Treasury bills, bonds and notes, debt securities issued by U.S. Government agencies, corporate bonds, preferred stocks, mortgage-backed securities, asset-backed securities, master limited partnerships (“MLPs”), below investment grade securities, common stocks of mid- and large-capitalization companies and natural resources and precious metals  companies, including dividend-paying securities, and securities issued by real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The fund’s investments may include ETFs that invest in natural resources and precious metals companies and gold and silver directly, which the sub-adviser believes over the long term tend to be less correlated to the equity and fixed income markets and may help to reduce the fund’s overall volatility. Certain of the fund’s investments in corporate bonds and preferred stocks may be convertible into common stocks. The sub-adviser also may purchase bonds and preferred stocks in private transactions that qualify under Rule 144A of the Securities Act of 1933 (the “1933 Act”). Additionally, the sub-adviser may purchase securities that are not registered under the 1933 Act including Section 4(a)(2) securities and Rule 144A securities, which are subject to restrictions on resale, and securities issued in non-U.S. markets subject to similar regulations,.

The sub-adviser selects corporate bonds and securitized products primarily on the basis of relative value and current yield and secondarily on the basis of anticipated long term return. The sub-adviser seeks to invest in the debt securities of companies that it believes will experience stable or improving credit profiles, and selects debt securities for the fund’s portfolio by analyzing a security’s historical and relative yield spreads, as well as its credit quality, structure, maturity and liquidity.  When selecting corporate bonds and securitized products, such as mortgage-backed securities and asset-backed securities, the sub-adviser also will consider the rating the bond has received from Standard & Poor’s Ratings Services, a division of McGraw Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings Ltd. (“Fitch”) or Morningstar DRBS (“Morningstar”). The sub-adviser may invest in fixed income securities of any credit rating including below investment grade securities. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s, or in the BBB- or higher categories by S&P Fitch or Morningstar or, if unrated by S&P, Moody’s, Fitch or Morningstar, determined by the sub-adviser to be of comparable credit quality. Below-investment grade securities, commonly referred to as “junk bonds” or “high yield securities,” are securities rated below investment grade by at least one of Moody’s, S&P,  Fitch  or Morningstar (or, if unrated, determined by the sub-adviser to be of comparable credit quality).

The sub-adviser’s investment approach seeks to identify companies with favorable valuations, margin improvement, product innovations and visionary management teams.  The fund may invest up to 15% of its net assets in common stocks and in preferred stocks. Preferred stocks are generally selected based on one of two criteria: (1) preferred stocks that the sub-adviser believes are offering an above average yield, in comparison to other preferred stocks of the same quality; and (2) preferred stocks that the sub-adviser believes offer the potential for capital appreciation due to the business prospects of the issuers.

f.	On page 39 of the Prospectus, in the “Additional Information About Principal Risk Factors” section, the following changes are made:

1.
In the introductory table, immediately following the row titled “High-yield securities,” a row titled “Inflation-indexed debt securities” is added and an “X” is added to that row under the Fund’s name.

2.
In the introductory table, immediately following the row titled “Mortgage- and asset-backed securities,” a row titled “Natural resources and precious metals” is added and an “X” is added to that row under the Fund’s name.

3.	In the introductory table, the row of the table titled “Municipal Securities,” and below the table, the section titled “Municipal Securities,” are deleted in their entirety.

4.	In the introductory table, in the row titled “Small-cap companies,” the “X” under the Fund’s name is deleted.

5.	The following is added immediately after “High-yield securities”:

Inflation-indexed debt securities |  Inflation-indexed debt securities, including Treasury Inflation Protected Securities (“TIPS”), may be adversely affected by changes in real interest rates,

which are market interest rates that are adjusted for inflation. The prices of inflation-indexed debt securities tend to decrease when real interest rates increase and increase when real interest rates decrease. Additionally, the principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, interest payments on inflation-indexed debt securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation.  If an inflation index rate declines, the principal value and interest payable on an inflation-indexed security also will decline, adversely affecting the fund’s investment. Any increase in the principal amount of an inflation-linked investment may be considered taxable ordinary income, even though the fund will not receive the principal until maturity.  There can be no assurance that an inflation index will accurately measure the real rate of inflation in the prices of goods and services. The fund’s investments in inflation-indexed investments may lose value in the event that the actual rate of inflation is different from the rate of the inflation index.

6.	The following is added immediately after “Mortgage- and asset-backed securities”:

Natural resources and precious metals  |  A fund’s investments in the common stock of companies in natural resources and precious metals businesses and ETFs that invest in these companies or directly in precious metals are subject to the risks associated with natural resources and precious metals investments in addition to the general risk of the stock market. This means a fund is more vulnerable to price movements of natural resources and precious metals and factors that particularly affect the metals and mining, agriculture, energy, refining and chemicals, energy transition and other industries.  Investments in natural resources and precious metals-related securities can be affected by numerous factors, including changes in supply of, or demand for, various natural resources or precious metals, changes in energy prices, international political and economic developments, economic conditions in large importation countries, import controls, civil conflict, actions to address climate change or other environmental factors, energy conservation, the success of exploration projects, fluctuation and changes in commodity or other raw material prices, production spending, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, increased competition, technological developments, labor relations, and tax and other government regulation and intervention.

Companies in natural resources and precious metals-related industries often have limited pricing power over supplies or the products they sell, which can affect such companies’ profitability, and they are often capital-intensive and use significant leverage. The securities of companies in natural resources and precious metals-related industries may experience more price volatility than securities of companies in other industries, particularly those companies that have a high percentage of debt relative to equity in their capital structures. In addition, companies in natural resources and precious metals-related industries may be subject to the risks generally associated with extraction of natural resource and precious metals, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, explosion, drought, liability for environmental damage claims, and increased regulatory and environmental costs, including mandated expenditures for safety and pollution control. Prices of precious metals and precious metal related securities have historically been volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals. Actions to address climate change could result in new laws and regulations to control or restrict emissions of greenhouse gases, including taxes or other charges, which could adversely affect the performance of companies in natural resources and precious metals-related industries. A number of political leaders have pledged to restrict greenhouse gas emissions, ban hydraulic fracturing of oil and natural gas wells and ban new leases for production of oil and natural gas on federal lands. Any such bans could result in material economic harm to those companies, and in turn, a fund.

7.	In “Other investment companies, including ETFs and money market funds,” the fourth sentence of the first paragraph is deleted and replaced with the following:

Investments in other investment companies will subject a fund to the risks of the types of investments in which the investment companies invest including, for certain ETF investments, natural resources and precious metals companies and direct investments in gold and silver.

* * * * *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

CARILLON SERIES TRUST
Carillon Chartwell Income Fund

SUPPLEMENT DATED MARCH 1, 2024 TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2023, AS PREVIOUSLY AMENDED OR
SUPPLEMENTED

At meetings held on February 15 and 16, 2024, the Board of Trustees (“Board”) of Carillon Series Trust (“Trust”) approved, based upon the recommendation of Carillon Tower Advisers, Inc. (“Carillon Tower”) and Chartwell Investment Partners, LLC (“Chartwell,” and collectively with Carillon Tower, “Carillon”): (1) a change in the name of the Carillon Chartwell Income Fund (the “Fund”) to the Carillon Chartwell Real Income Fund; (2) changes to the Fund’s non-fundamental investment objectives; and (3) changes to the Fund’s principal investment strategies and principal risks.

Additional information regarding the foregoing changes is provided below.

Effective April 26, 2024, the Fund’s SAI is amended as follows:

a.	All references to the “Carillon Chartwell Income Fund” are deleted and replaced with references to the “Carillon Chartwell Real Income Fund.”

b.	On page 3 of the SAI, in the “Investment Information – Investment Policies, Strategies and Risks” section, the following changes are made.

1.	An “X” is added under the Fund’s name, or a row is added to the table and an “X” is added under the Fund’s name, with respect to the following headings:
•	Equity Securities—Dividend-Paying Stocks
•	Equity Securities—Large-Capitalization Stocks
•	Debt Securities—Callable Securities
•	Natural Resources and Precious Metals

2.	The following is added immediately after “Equity Securities—Small- and Mid-Capitalization Stocks”:

Dividend-Paying Stocks. A fund may invest in dividend-paying stocks. Securities of companies that have historically paid a high dividend yield may reduce or discontinue their dividends, reducing the yield of the fund. Low priced securities in the fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.

3.	The following is added immediately after “Equity Securities—Real Estate Investment Trusts (“REITs”)”:

Large-Capitalization Stocks. A fund may invest in large-cap companies. The risk associated with large-cap stocks arises because they may be less responsive to competitive challenges and opportunities, and may be unable to attain high growth rates, relative to smaller companies.

4.	The following is added immediately after “Debt Securities—Debt Securities”:

Callable Securities. A fund may invest in callable securities. Risk arises from the fact that the fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the fund may be invested in securities paying lower coupon rates and may not benefit from any increase in value that might otherwise result from declining interest rates.

5.	The following is added immediately after “Forward Commitments”:

Natural Resources and Precious Metals. A fund’s investments in the common stock of companies in natural resources and precious metals businesses and ETFs that invest in these companies or directly in precious metals are subject to the risks associated with natural resources and precious metals investments in addition to the general risk of the stock market. This means a fund is more vulnerable to price movements of natural resources and precious metals and factors that particularly affect the metals and mining, agriculture, energy, refining and chemicals, energy transition and other industries.  Investments in natural resources and precious metals-related securities can be affected by numerous factors, including changes in supply of, or demand for, various natural resources or precious metals, changes in energy prices, international political and economic developments, economic conditions in large importation countries, import controls, civil conflict, actions to address climate change or other environmental factors, energy conservation, the success of exploration projects, fluctuation and changes in commodity or other raw material prices, production spending, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, increased competition, technological developments, labor relations, and tax and other government regulation and intervention.

Companies in natural resources and precious metals-related industries often have limited pricing power over supplies or the products they sell, which can affect such companies’ profitability, and they are often capital-intensive and use significant leverage. The securities of companies in natural resources and precious metals-related industries may experience more price volatility than securities of companies in other industries, particularly those companies that have a high percentage of debt relative to equity in their capital structures. In addition, companies in natural resources and precious metals-related industries may be subject to the risks generally associated with extraction of natural resource and precious metals, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, explosion, drought, liability for environmental damage claims, and increased regulatory and environmental costs, including mandated expenditures for safety and pollution control. Prices of precious metals and precious metal related securities have historically been volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals. Actions to address climate change could result in new laws and regulations to control or restrict emissions of greenhouse gases, including taxes or other charges, which could adversely affect the performance of companies in natural resources and precious metals-related industries. A number of political leaders have pledged to restrict greenhouse gas emissions, ban hydraulic fracturing of oil and natural gas wells and ban new leases for production of oil and natural gas on federal lands. Any such bans could result in material economic harm to those companies, and in turn, a fund.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

2